Debt - Schedule of Long-term Debt Instruments (Parenthetical) (Details)	Sep. 30, 2022
Euribor Future
Debt Instrument [Line Items]
Facilities interest rate	0.50%
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Facilities interest rate	0.00%